Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Self-developed software	95,478	94,735
Acquired ERP system	8,447,014	8,381,279
Total	8,542,492	8,476,014
Less: accumulated amortization	(1,120,387)	(1,535,469)
Intangible assets, net	7,422,105	6,940,545

Amortization expenses recognized for the six months ended June 30, 2025 and 2026 were US$282,702 and US$424,831, respectively.